Inx Token Liability (Tables)	12 Months Ended
Dec. 31, 2022
Inx Token Liability [Abstract]
Schedule of the number of INX Tokens that the company has distributed
	December 31,
	2022	2021

Significant shareholder – Triple-V	9,435,939	9,435,939

Private Placement	10,386,148	10,386,148
Founding Investors	9,078,622	9,078,622
Issued in the Offering	93,409,410	93,409,410
Employees and service providers	11,100,657	9,944,263

Total	133,410,776	132,254,382

INX Token liability	$56,847	$282,642

Schedule of the fair values of INX Tokens free of, or subject to lock-up agreements and the discount rates
	Discount rate	Number of INX tokens	Total fair value

Not subject to lock-up	0%	122,716,614	$52,768
Subject to lock-up through February-April 2023	6%-9.3%	9,082,078	3,554
Subject to lock-up through May 2023	10.05 - 10.22%	82,000	31
Subject to lock-up through June 2023	10.52%	3,000	1
Subject to lock-up through July 2024	24.99%	1,527,084	493

Total		133,410,776	$56,847

	Discount rate	Number of INX tokens	Total fair value

Not subject to lock-up	0%	99,576,830	$219,069
Subject to lock-up through April 2022	7.96%	13,148,864	26,775
Subject to lock-up through April 2023	20.74%	19,528,688	36,798

Total		132,254,382	$282,642

Schedule of inputs and assumptions are volatility and the period under the lock up
	December 31, 2022	December 31, 2021

Expected term (years)	0.13-1.53	0.06-1.31
Expected volatility	71.56%-103.37%	63.18%-86.90%